SCM Trust

Shelton BDC Income Fund
Shelton Real Estate Income Fund

September 7, 2016

VIA EDGAR

Securities and Exchange Commission

Washington, DC 10549

Re:	SCM Trust
File Nos. 333-176060 and 811-05617

Pursuant to Rule 497(c) under the Securities Act of 1933, as amended, these materials provide, in interactive data format using the eXtensible Business Reporting Language (XBRL), information related to the Shelton BDC Income Fund and the Shelton Real Estate Income Fund (the “Funds”) in the prospectus for the Funds dated July 27, 2016, that was filed with the Securities and Exchange Commission on August 17, 2016 (SEC Accession No. 0001398344-16-016933).

Sincerely,
/s/ Teresa Axelson
Teresa Axelson, CCO